MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        July 1, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


     Re: MFS(R)Series Trust IV (File Nos. 2-54607and 811-2594), on Behalf of MFS(R)Mid Cap Growth Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated May 28, 2002 to the current Prospectus of the above-named fund. The Supplement was filed electronically with the Securities and Exchange Commission on May 29, 2002, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000424).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust

JRB/bjn